Related Party Transactions - Royalty payable to former parent and license fee payable to former parent and related agreement (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jul. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
License agreement
Property and equipment, net				$ 885,945	$ 829,232
Option Agreement | Napo
License agreement
License fees paid			$ 100,000
Term of agreement			2 years
License Agreement | Napo
License agreement
License fees paid				425,000	1,200,000
Payment obligation of one-time non-refundable license fee	$ 1,750,000	$ 2,000,000
Option fee		100,000
Milestone payments due		$ 3,150,000
Royalty expiration term from the first sale of each individual product		10 years
Minimum proceeds from IPO prior to December 31, 2015, required for royalty reduction		$ 10,000,000
Milestone payments due in the event of minimum proceeds from IPO		$ 0
Unpaid royalties				171
License Agreement | Napo | Products derived from Croton Lechleri
License agreement
Royalty rate for net sales below revenue base (as a percent)		8.00%
Net product sales upon which royalty rate increases		$ 30,000,000
Royalty rate for net sales above revenue base (as a percent)		10.00%
Royalties payments due in the event of minimum proceeds from IPO		$ 0
License Agreement | Napo | Prescription products derived from Croton Lechleri
License agreement
Royalty rate in the event of an IPO in excess of a specified amount		2.00%
License Agreement | Napo | Nonprescription products derived from Croton Lechleri
License agreement
Royalty rate in the event of an IPO in excess of a specified amount		1.00%
License Agreement | Napo | Pharmaceutical prescription products not derived from Croton Lechleri
License agreement
Royalty on annual net sales of products (as a percent)		2.00%
License Agreement | Napo | Nonprescription products not derived from Croton Lechleri
License agreement
Royalty on annual net sales of products (as a percent)		1.00%
License Agreement | Napo | Accrued Liabilities
License agreement
Unpaid royalties					2,810
License Agreement | Napo | Property and equipment
License agreement
Property and equipment, net				811,087
License Agreement | Napo | General and administrative expense
License agreement
Royalties incurred				1,015	$ 39,734
License Agreement | Napo | Research and development expense
License agreement
Property and equipment, net				$ 1,200,000